Goodwill - Summary of Goodwill by Segment (Parenthetical) (Detail) - CAD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018	Oct. 31, 2018
Disclosure of reconciliation of changes in goodwill [abstract]
Impairment losses	$ 0	$ 0	$ 0	$ 0
Accumulated impairment	$ 0		$ 0		$ 0